                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number            811-7822
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                        AMERICAN CENTURY INVESTMENT TRUST
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               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
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(Address of principal executive offices)                         (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI  64111
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575
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Date of fiscal year end:   03/31/2004
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Date of reporting period:  07/01/2003 - 06/30/2004
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Item 1.  Proxy Voting Record.

     There were no matters  relating to a portfolio  security  considered at any shareholder  meetings held during the reporting period and with respect to which the registrant was entitled to vote.

                                   SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

(Registrant)                  American Century Investment Trust
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By (Signature and Title)      /s/ William M. Lyons
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                              William M. Lyons
                              President

Date
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